SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

August 1, 2023

VIA EDGAR

Ms. Deborah L. O’Neal

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 51 to the Registration Statement
on Form N-1A of BlackRock Index Funds, Inc. (the “Corporation”) on
behalf of its series, iShares MSCI EAFE International Index Fund

Dear Ms. O’Neal:

On behalf of the Corporation, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 51 (the “Amendment”) to the Corporation’s Registration Statement on Form N-1A (the “Registration Statement”) on behalf of iShares MSCI EAFE International Index Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on August 1, 2023.

The Amendment is being filed for the purpose of (i) completing the information required to be provided in the Registration Statement and (ii) making certain other non-material changes which the Fund deemed appropriate.

The Amendment also includes interactive data format risk/return summary information in Inline XBRL that mirrors the risk/return summary information in the Amendment.

We have reviewed the Amendment and represent to the Securities and Exchange Commission that, to our knowledge, such Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Corporation’s responses to the comments provided by Ms. Deborah L. O’Neal of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on July 3, 2023 regarding the Corporation’s Post-Effective Amendment No.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

August 1, 2023

50 to its Registration Statement filed with the Commission on June 2, 2023 pursuant to Rule 485(a) under the Securities Act for the purpose of registering a new share class of the Fund. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Corporation. The Corporation’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Prospectus

Comment 1:    Please provide a completed expense example at least 1 week prior to effectiveness.

Response:    The completed expense example for Class G Shares of the Fund was provided supplementally to the Staff on July 27, 2023.

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Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Corporation’s Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean

Jesse C. Kean

cc:    Janey Ahn

Jessica Holly

Louisa Kiu

Bernie Zamichow